Revenue Recognition - Cumulative Effect - Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Revenue - cumulative effect
Net receivables	$ 551	$ 482
Inventories	815	$ 780
Deferred revenue	39
Balances Without Adoption of Topic 606
Revenue - cumulative effect
Net receivables	544
Inventories	860
Deferred revenue	77
ASU 2014-09 | Adjustments
Revenue - cumulative effect
Net receivables	7
Inventories	(45)
Deferred revenue	$ (38)